Fair Value Measurements - Fair Value of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurement on a Recurring Basis [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets	$ 975,689	$ 1,055,022
Quoted Market Prices of Identical Assets (Level1) [Member] | Short-term Marketable Securities [Member]
Assets
Fair value of assets	418,480	595,383
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Marketable Securities [Member]
Assets
Fair value of assets	543,623	448,572
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Debt Instruments [Member]
Assets
Fair value of assets	3,033	5,066
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Equity Instruments [Member]
Assets
Fair value of assets	10,553	6,001
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets	680	35
Significant Other Observable Inputs (Level 2) [Member] | Forward Contracts [Member]
Assets
Fair value of assets	680	35
Liabilities
Fair value of liabilities	$ (591)	$ (4,667)